Trade and Other Payables - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other payables [line items]
Trade and other current payables	£ 15,840	£ 14,939
Revenue recognized in deferred income	33	72
Customer return and rebate accruals	5,775	5,108
Estimated rebates, discounts or allowances payable to customers [member] | US Pharmaceuticals and vaccines [member]
Disclosure of trade and other payables [line items]
Customer return and rebate accruals	4,686	4,200
Associates and joint ventures [member]
Disclosure of trade and other payables [line items]
Trade and other current payables	£ 65	£ 63